Nature of Operations and liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and liquidity

Note 1. Nature of Operations and liquidity

Business Description

Palomino Laboratories Inc., (the “Company”) was incorporated in the State of Delaware on February 9, 2023. The Company’s management has chosen December 31 for its fiscal year end. In 2025, the Company changed its name, concurrent with the consummation of the Merger, to Rhino Subsidiary Inc. (“Private Palomino”).

On September 29, 2025, Unite Acquisition 3 Corp.’s (“Unite”) wholly owned subsidiary, Palomino Acquisition Co., a Delaware corporation formed in the State of Delaware on August 19, 2025 (“Merger Sub”), merged with and into Palomino Laboratories Inc., a privately held Delaware corporation (prior to the merger, “Private Palomino”). Pursuant to this transaction (the “Merger”), Private Palomino was renamed to Rhino Subsidiary Inc and became the Company’s wholly owned subsidiary and all of the outstanding stock of Private Palomino was converted into shares of the Company’s common stock, par value $0.0001 per share .As a result, Unite ceased to be a shell company and continues as a public reporting company under the new name, Palomino Laboratories Inc.

The Merger was accounted for as a reverse recapitalization as the Company was determined to be the accounting acquirer under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. Please refer to Note 3 - Reverse Recapitalization for additional details of the Merger.

Upon the completion of the Merger between the Company and Unite, the share, per share value and net loss per share in the accompanying unaudited condensed consolidated financial statements for all dates prior to the Merger were retroactively recast to reflect the exchange ratio pursuant to the Merger.

The Company is a fabless semiconductor company pioneering the next generation of high-performance microLED-based optoelectronic solutions for data communication. Its mission is to enable ultra-high-speed, energy-efficient optical interconnects that replace legacy copper-based PCIe and Ethernet links in compute-intensive environments. Palomino is commercializing a breakthrough platform built on advanced gallium nitride (GaN) compound semiconductor materials. This proprietary technology enables scalable and cost-efficient manufacturing of ultra-compact, high-speed optical transceivers, with significant improvements in power, size, and bandwidth density over traditional laser-based solutions. Palomino’s differentiated value proposition lies in leveraging high-efficiency microLEDs as optical sources in transceiver modules that can be seamlessly integrated into silicon packages or interposers. This approach unlocks the potential for high-density, chip-scale optical I/O—fundamentally reshaping the future of data movement in AI servers, data centers, and high-performance computing systems. During the three and nine months ended September 30, 2025 and September 30, 2024, the Company did not earn revenues and was considered in the development stage. However, the Company is in process of setting up revenue generating operations.

Liquidity

Since its inception, the Company has incurred net losses and negative cash flows from operations. As of September 30, 2025, the Company had an accumulated deficit of $2,438,955 and incurred net losses of $2,420,589 and $6,235 during the nine months ended September 30, 2025 and September 30, 2024, respectively.

As of September 30, 2025, the Company had a balance of cash and cash equivalents of $7,896,569. Additionally, the Company sold common stock in October 2025 in a private placement resulting in gross proceeds of approximately $1,739,091. The Company believes that its existing cash and cash equivalents balance, along with the proceeds from the private placement in October 2025, will be sufficient to support operations for at least one year from the issuance date of these unaudited condensed consolidated financial statements.

The Company expects to incur additional losses and negative cash flows for the foreseeable future as it continues to hire additional personnel, protects its intellectual property and grows its business. The Company will need to raise additional capital to support its continuing operations and pursue its long-term business plan. Financing activities may include, but are not limited to, public or private equity offerings, debt financings, or other sources. Such activities are subject to significant risks and uncertainties.

Note 1. Nature of Operations and liquidity

Business Description

Palomino Laboratories, Inc., (the “Company”) was incorporated in the State of Delaware on February 9, 2023. The Company’s management has chosen December 31 for its fiscal year end.

The Company is a fabless semiconductor company pioneering the next generation of high-performance microLED-based optoelectronic solutions for data communication. Its mission is to enable ultra-high-speed, energy-efficient optical interconnects that replace legacy copper-based PCIe and Ethernet links in compute-intensive environments. Palomino is commercializing a breakthrough platform built on advanced gallium nitride (GaN) compound semiconductor materials. This proprietary technology enables scalable and cost-efficient manufacturing of ultra-compact, high-speed optical transceivers, with significant improvements in power, size, and bandwidth density over traditional laser-based solutions. Palomino’s differentiated value proposition lies in leveraging high-efficiency microLEDs as optical sources in transceiver modules that can be seamlessly integrated into silicon packages or interposers. This approach unlocks the potential for high-density, chip-scale optical I/O—fundamentally reshaping the future of data movement in AI servers, data centers, and high-performance computing systems. During the year ended December 31, 2024 and the period February 9, 2023 to December 31, 2023, the Company did not earn revenues and was considered in the development stage. However, the Company is in process of setting up revenue generating operations.

Going Concern

In accordance with Accounting Standards Codification (“ASC”) 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. As of December 31, 2024, the Company had cash and cash equivalents of $134,657. In April, May and June of 2025, the Company issued an additional round of SAFE liabilities resulting in $1,695,000 of proceeds.

Additionally, the Company had an accumulated deficit of $18,366 at December 31, 2024, and incurred losses of $16,198 and $2,168 during the year ended December 31, 2024 and the period ended December 31, 2023, respectively. The Company expects to continue to generate operating losses for the foreseeable future. The Company does not believe that its cash and cash equivalents of $134,657 as of December 31, 2024, together with the aggregate proceeds of $1,695,000 from the SAFE liabilities offering, will be sufficient to fund its operating expenses for at least the next 12 months from issuance of these financial statements.

The Company’s financial statements have been presented on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not earned any revenue and has been operating at a loss since inception. The Company has an accumulated deficit and stockholders’ deficit. These conditions raise substantial doubt about its ability to continue as a going concern for one year from the issuance of these financial statements. The ability of the Company to continue as a going concern is dependent upon management’s plan to raise additional capital from issuance of equity or receive additional borrowings from the issuance of common stock or additional SAFE note financing. Management intends to finance operations over the next twelve months through additional issuance of equity or borrowings. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.